Label	Element	Value
IQ Ultra Short Duration ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEXIQ ACTIVE ETF TRUST

IQ ULTRA SHORT DURATION ETF
(the “Fund”)

Supplement dated January 15, 2020 (“Supplement”) to the
Summary Prospectus dated July 22, 2019
and the Prospectus dated July 22, 2019

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	IQ Ultra Short Duration ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following disclosure is added at the end of the fourth paragraph of the “Principal Investment Strategies”:

The Subadvisor implements a disciplined, value-oriented investment process designed to maintain limited price volatility, which is expected to lead to the preservation of capital by seeking to avoid principal loss through strategic duration management, yield curve positioning, tactical sector allocation and security selection.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE